Share-based Compensation - Share-based compensation expense (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 24,053,760	$ 3,487,467	¥ 35,344,620	¥ 45,633,820
Sales and marketing
Share-based compensation
Share-based compensation expense	527,537	76,486	1,726,837	1,912,318
General and administrative
Share-based compensation
Share-based compensation expense	21,102,104	3,059,517	29,684,217	40,894,564
Research and development
Share-based compensation
Share-based compensation expense	¥ 2,424,119	$ 351,464	¥ 3,933,566	¥ 2,826,938